Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (22,648)	$ 1,199,085	$ 821,743
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities
Depreciation	216,074	263,454	391,704
Gain on disposal of property and equipment	(11,796)
Non-cash portion of operating lease expenses	(23,882)	(8,266)	(37,446)
Unrealized gain from investments, net	(22,621)	(2,621)
Deferred income taxes	67,983	134,873	62,477
Changes in operating assets and liabilities
Accounts receivable	194,424	(44,287)	(164,976)
Deposits, other receivables and prepayments	(1,453,637)	42,075	(39,266)
Inventories	1,174	1,354	38,181
Trade payables, accruals and other payables	168,838	(204,686)	210,275
Contract liabilities	(415,869)	(1,057,178)	(1,106,517)
Tax payables	86,029	102,085	119,254
Net cash (used in) provided by operating activities	(1,215,931)	425,888	295,429
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(339,560)	(287,527)	(210,598)
Proceeds from disposal of property and equipment	30,498
Investment in certificates of deposit	1,441,099	(1,441,099)
Investment in funds	(1,300,000)
Investment in trading securities	(11,052)	(500,832)
Net cash used in investing activities	(179,015)	(2,229,458)	(210,598)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments of offering costs related to IPO	(1,176,763)	(545,518)	(26,834)
Proceeds from issuance of shares pursuant to IPO from underwriters	6,533,660
Proceeds from finance lease		205,866	38,341
Repayment for finance lease	(113,833)	(26,154)	(5,311)
Repayment for bank borrowings	(128,427)	(130,783)	(148,881)
Advance from a director	671,606	1,202,010	1,536,906
Repayment to a director	(875,130)	(184,118)	(1,294,076)
Proceeds from settlement of subscription receivables	381,043
Net cash provided by financing activities	5,292,156	521,303	100,145
NET CHANGE IN CASH AND CASH EQUIVALENTS	3,897,210	(1,282,267)	184,976
NET OF EXCHANGE RATE CHANGES	(14,708)	(4,617)	(10,513)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	816,771	2,103,655	1,929,192
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	4,699,273	816,771	2,103,655
SUPPLEMENTARY CASH FLOW INFORMATION:
Interest received	72,651	64,136	19,513
Interest paid	(15,799)	(20,874)	(26,051)
NON-CASH FINANCING ACTIVITIES:
Initial recognition of lease obligations related to right-of-use assets	595,664	780,943
Acquisition of non-controlling interests		66,629
Dividend declared to offset with amount due from a director			$ 694,922